Summary of Significant Accounting Policies: Principles of Consolidation: Condensed Balance Sheet (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Tables/Schedules
Condensed Balance Sheet
	March 31, 2014	June 30, 2013

Total current assets*	$78,784,249	$58,857,580
Total assets*	149,323,537	130,683,952
Total current liabilities**	25,992,090	24,065,824
Total liabilities**	$29,807,146	$27,729,581

	June 30, 2013	June 30, 2012

Total current assets*	$58,857,580	$51,470,381
Total assets*	130,683,952	99,899,826
Total current liabilities**	24,065,824	11,689,137
Total liabilities**	$27,729,581	$15,277,230